                                 FACILITATOR(R)

                                  INVESTING IN
                         NYLIAC MFA SEPARATE ACCOUNT I
                         NYLIAC MFA SEPARATE ACCOUNT II

                        Supplement dated August 30, 2004
                      to the Prospectus dated May 1, 2004

     This supplement amends the May 1, 2004 Prospectus for the Facilitator(R) Multi-Funded Retirement Annuity Policies (the "Policies"). You should read this information carefully before you invest. This Supplement is not valid unless it is read in conjunction with the May 1, 2004 Prospectus for the Policies, as amended. The terms we use in this supplement have the same meanings as in the Prospectus for the Policies.

     On pages 13 and 15, under the section entitled CONDENSED FINANCIAL INFORMATION, as indicated below, the following replaces the number of Accumulation Units outstanding information in the tables as of 12/31/01, 12/31/02 and 12/31/03.

NYLIAC MFA SEPARATE ACCOUNT I

                                   MAINSTAY VP COMMON       MAINSTAY VP BOND --      MAINSTAY VP CASH
                                 STOCK -- INITIAL CLASS        INITIAL CLASS            MANAGEMENT
                                  INVESTMENT DIVISIONS     INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                 -----------------------   ---------------------   ---------------------
                                   SINGLE      FLEXIBLE     SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                  PREMIUM      PREMIUM     PREMIUM     PREMIUM      PREMIUM     PREMIUM
                                  POLICIES     POLICIES    POLICIES    POLICIES    POLICIES    POLICIES
                                 ----------   ----------   --------   ----------   ---------   ---------
Number of units outstanding as
  of 12/31/01..................  1,070,000    2,502,000    478,000    1,082,000     119,000     209,000
Number of units outstanding as
  of 12/31/02..................    886,000    2,252,000    420,000    1,006,000      99,000     196,000
Number of units outstanding as
  of 12/31/03..................    782,000    2,090,000    372,000      940,000      84,000     177,000

NYLIAC MFA SEPARATE ACCOUNT II

                                      MAINSTAY VP COMMON       MAINSTAY VP BOND --      MAINSTAY VP CASH
                                    STOCK -- INITIAL CLASS        INITIAL CLASS            MANAGEMENT
                                     INVESTMENT DIVISIONS     INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                    -----------------------   ---------------------   ---------------------
                                      SINGLE      FLEXIBLE     SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                      PREMIUM      PREMIUM     PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                     POLICIES     POLICIES    POLICIES    POLICIES    POLICIES    POLICIES
                                    -----------   ---------   ---------   ---------   ---------   ---------
Number of units outstanding as of
  12/31/01........................   1,324,000     256,000     803,000     115,000     179,000      23,000
Number of units outstanding as of
  12/31/02........................   1,100,000     239,000     728,000     106,000     135,000      28,000
Number of units outstanding as of
  12/31/03........................     992,000     224,000     653,000      99,000     103,000      17,000

     On page 19, under the heading THE POLICIES -- TRANSFERS -- LIMITS ON TRANSFERS, the third paragraph is deleted in its entirety. The fourth paragraph is deleted in its entirety and replaced by the following:

     Additionally, orders for the purchase of portfolio shares are subject to acceptance by the relevant Fund. We will reject, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject.
                            ------------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010